Fair Value Measurements - Summary of Financial Assets Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Money Market Funds | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents and marketable securities, Amortized Cost	$ 76,549	$ 65,222	$ 27,201
Cash equivalents and marketable securities, Fair Market Value	76,549	65,222	27,201
U.S Government Treasury Securities | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents and marketable securities, Amortized Cost	299,336	224,980
Cash equivalents and marketable securities, Unrealized Gains	242	3
Cash equivalents and marketable securities, Unrealized Losses	(16)	(45)
Cash equivalents and marketable securities, Fair Market Value	299,562	224,938
Corporate Bonds | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents and marketable securities, Amortized Cost	5,025
Cash equivalents and marketable securities, Fair Market Value	5,025
Cash Equivalents And Marketable Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents and marketable securities, Amortized Cost	380,910	290,202	27,201
Cash equivalents and marketable securities, Unrealized Gains	242	3
Cash equivalents and marketable securities, Unrealized Losses	(16)	(45)
Cash equivalents and marketable securities, Fair Market Value	$ 381,136	$ 290,160	$ 27,201